Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of Class A ordinary shares reflected in the balance sheet

Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087
Less:
Redemption of Class A ordinary shares	(175,285,891)
Plus:
Remeasurement of carrying value to redemption value	1,280,035
Extension payment paid by Sponsor through a note	900,000
Class A ordinary shares subject to possible redemption at June 30, 2023	$32,821,231

At December 31, 2022 and December 31, 2021 the Class A ordinary shares reflected in the balance sheet is reconciled in the following table:

Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087

Schedule of basic and diluted net income per ordinary share

	For the six months ended		For the six months ended
	June 30, 2023		June 30, 2022
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$858,032	$(431,618)	$5,972,538	$1,419,855

Denominator:
Weighted average shares outstanding	4,888,616	5,000,000	20,000,000	5,000,000

Basic and diluted net income (loss) per share	$0.18	$(0.09)	$0.30	$0.28

	For the three months ended		For the three months ended
	June 30, 2023		June 30, 2022
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income per share:
Numerator:
Allocation of net income	$704,774	$328,042	$3,451,264	$794,622

Denominator:
Weighted average shares outstanding	4,888,616	5,000,000	20,000,000	5,000,000

Basic and diluted net income per share	$0.14	$0.07	$0.17	$0.16

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the year ended		For the period February 2, 2021
	December 31, 2022		(Inception) to December 31, 2021
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income per share:
Numerator:
Allocation of net income	$8,589,153	$1,417,092	$5,731,334	2,897,424
Denominator:
Weighted average shares outstanding	20,000,000	5,000,000	9,879,518	5,000,000

Basic and diluted net income per share	$0.43	$0.28	$0.58	$0.58